Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share-based payments reserve	Retained Earnings	Equity attributable to Nevsun shareholders	Non-controlling Interests	Total
Beginning Balance at Dec. 31, 2015	$ 407,945	$ 15,796	$ 225,442	$ 649,183	$ 146,953	$ 796,136
Balance (Shares) at Dec. 31, 2015	199,781,469
Statement Line Items [Line Items]
Shares issued on acquisition of Reservoir Minerals Inc.	$ 287,033			287,033		287,033
Shares issued on acquisition of Reservoir Minerals Inc. (shares)	99,870,330
Mineral properties acquisition					15,052	15,052
Exercise of stock options	$ 902			$ 902		$ 902
Exercise of stock options (shares)	351,668
Exercise of SARs (shares)	755,380
Transfer to share capital on exercise of stock options	$ 365	$ (365)
Transfer to share capital on exercise of SARs	2,492	(3,809)	$ 501	$ (816)		$ (816)
Transfer on forfeiture of vested options		(255)	255
Share-based payments		1,408		1,408		1,408
Shares issued as part of dividend reinvestment program	$ 1,590		(1,590)
Shares issued as part of dividend reinvestment program (shares)	564,044
Share issue costs related to dividend reinvestment program	$ (194)			(194)		(194)
Net income (loss)			(2,673)	(2,673)	18,879	16,206
Dividends declared			(38,470)	(38,470)		(38,470)
Distributions to non-controlling interest					(16,000)	(16,000)
Spending on Lower Zone commitment					1,202	1,202
Balance at Dec. 31, 2016	$ 702,822	10,432	90,540		149,347
Balance (Shares) at Dec. 31, 2016	302,212,480
Statement Line Items [Line Items]
Exercise of stock options	$ 245			245		245
Exercise of stock options (shares)	81,333
Transfer to share capital on exercise of stock options		107	107
Transfer on forfeiture of vested options		(2,164)	2,164
Stock options reclassified to cash-settled units		(1,718)	1,718
Share-based payments		1,646		1,646		1,646
Shares issued as part of dividend reinvestment program	$ 2,337			2,337		2,337
Shares issued as part of dividend reinvestment program (shares)	808,256
Net income (loss)			(84,725)	(84,725)	(14,876)	(99,601)
Dividends declared			(12,082)	(12,082)		(12,082)
Distributions to non-controlling interest					(8,000)	(8,000)
Spending on Lower Zone commitment					6,137	6,137
Balance at Dec. 31, 2017	$ 702,822	$ 10,432	$ 90,540	$ 803,794	$ 149,347	$ 953,141
Balance (Shares) at Dec. 31, 2017	302,212,480